Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets
Summary of changes in goodwill by reportable segment

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2020	$144,014	$3,509	$147,523
Balance as of September 30, 2021	$144,014	$3,509	$147,523

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2018	$144,014	$3,509	$147,523
Balance as of December 31, 2019	$144,014	$3,509	$147,523
Balance as of December 31, 2020	$144,014	$3,509	$147,523

Summary of carrying amounts and accumulated amortization of intangible assets

	September 30, 2021				December 31, 2020
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(264,873)	$105,127	$370,000	$(225,230)	$144,770
Trade name	7 years	60,000	(42,953)	17,047	60,000	(36,524)	23,476
Contactable customer list	7 years	40,000	(28,635)	11,365	40,000	(24,349)	15,651
Developed technology	7 years	30,000	(21,476)	8,524	30,000	(18,262)	11,738
Total intangible assets subject to amortization		$500,000	$(357,937)	$142,063	$500,000	$(304,365)	$195,635

	December 31, 2020				December 31, 2019
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(225,230)	$144,770	$370,000	$(172,373)	$197,627
Trade name	7 years	60,000	(36,524)	23,476	60,000	(27,952)	32,048
Contactable customer list	7 years	40,000	(24,349)	15,651	40,000	(18,635)	21,365
Developed technology	7 years	30,000	(18,262)	11,738	30,000	(13,977)	16,023
Total intangible assets subject to amortization		$500,000	$(304,365)	$195,635	$500,000	$(232,937)	$267,063

Summary of amortization of intangible assets for each of next five fiscal years

Amortization of
Dollars in thousands	intangible assets
2021	$71,428
2022	71,428
2023	52,779
2024	—
2025	—
Total expected amortization	$195,635